GENERAL	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements Abstract
GENERAL
NOTE 1 - GENERAL:

a.
Satixfy Communications LTD (hereinafter: the "Company") was originally incorporated in Hong Kong as Satixfy Limited in 2012 and in 2020 was reorganized and re-incorporated in Israel as a private limited company, in accordance with the provisions of the Israeli Companies Law with the approval from the Israeli Tax Authorities for tax exemption in accordance with the provisions of section 104B (f) of the Income Tax Ordinance.

b.	The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

As of December 31, 2023, we had incurred accumulated losses of $511 million. In October 2023, The Company announced the completion of the sale of one of its UK subsidiaries (Satixfy Space Systems UK Ltd) to MDA Ltd (See Note 3) for a total consideration of $40 million combined with additional $20 million in advanced payments against delivery of future products. The Company believes that the funds received and yet to be received as part of the MDA agreement including our mature pipeline from existing and new customers combined with the cost reduction associated with the MDA agreement and a further cost reduction plan and the Equity line of credit with Cantor Fitzgerald & Co (See Note 3), will generate sufficient cash for the foreseeable future.

c.	Business Combination Agreement SPAC Transaction ("Business Combination Agreement" OR "Transactions"):

On March 8, 2022, the Company and one of its subsidiaries, SatixFy MS, which was incorporated in 2022 for that purpose, entered into the Business combination agreement with Endurance Acquisition Corp. (“Endurance”). Under that agreement, SatixFy MS merged into Endurance, with Endurance continuing as the surviving company and becoming the Company’s direct, subsidiary. The Business Combination Agreement, as amended, and the related transactions (the "SPAC merger") were completed on October 27, 2022 (the “Closing”).

As a result of the Business Combination, the Company recorded a gross increase in cash of $20 million and had $18.7 million expenses in cash related to the Transactions.

The Business Combination was accounted for as a capital reorganization, with no goodwill or other intangible assets recorded, in accordance with IFRS 3, Business Combination. The Company is the accounting acquirer and SatixFy Ordinary Shares were registered under the U.S. Securities Exchange Act of 1934, as amended, and listed on the NYSE American, LLC (“NYSE”).

Concurrently with the execution of the Business Combination Agreement, the Company entered into the Equity Line of Credit with CF Principal Investments LLC, an affiliate of Cantor Fitzgerald & Co. (“CF”), pursuant to which the Company may issue and sell to CF, from time to time and subject to the conditions in the related purchase agreement, up to an aggregate amount of $77.25 million in the Company’s Ordinary Shares for aggregate gross proceeds to the Company of up to $75 million after deducting the applicable purchase price discount on sales to CF thereunder.

In addition, the company entered into an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction” or "FPA") with Vellar Opportunity Fund SPV LLC – Series 7 (“Vellar”) and ACM ARRT G LLC (“ACM”), which was terminated on October 31, 2023 (“Vellar”, together with ACM, the “Seller”) (see note 17).

As part of the Business Combination Agreement, the Company has also issued different derivatives (see note 15).

d.
The Company and its subsidiaries are engaged in the development and marketing of integrated circuit products for specific applications, antennas and terminals used for satellite communications. The Company has developed a new generation of integrated silicon chips for modems and antennas based on its own proprietary technology and provides end-to-end solutions for the satellite communications industry, including terminals, payload subsystems and hubs. The Company develops its advanced chips (Application Specific Integrated Circuit chips (ASICs) and Radio Frequency Integrated Circuit chips (RFICs)) based on technology designed to meet a variety of applications and services, such as broadband aviation, IOT, mobility and maritime, and operating on GEO, LEO and MEO satellites. The Company’s technology includes electronically steered antenna arrays, forming and design of digital beams, beam hopping, on-board processing payload chips and software-defined radio (SDR) modem chips. The affiliated company "Jet Talk" is engaged in the development and marketing of a unique antenna for IFC passenger aircraft and computers that receive broadband video transmissions from satellites.

e.
The Company operates primarily through five wholly owned subsidiaries: Satixfy Israel LTD, Satixfy UK Limited, Satixfy Space Systems UK (hereinafter: “SSS) (which was sold in October 2023 to MDA- See note 3), Satixfy Bulgaria Eood and SatixFy US LLC (collectively together with Company, the "Group"), all of which have been consolidated in these consolidated financial statements.

Name	Holding percentage as of December 31,		Held By	Country of incorporation
	2023	2022
Satixfy Israel LTD.	100%	100%	Satixfy Communications LTD.	Israel
Satixfy UK	100%	100%	Satixfy Communications LTD.	England and Wales
Satixfy Space Systems UK (See Note 3)	0%	100%	Satixfy Communications LTD.	England and Wales
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications LTD.	USA
Endurance Acquisition Corporation	100%	100%	Satixfy Communications LTD.	Cayman Islands

In addition, the Company's holds 51% of the shares of the following entity (see also Note 7):

Name	Holding percentage as of December 31,		Held By	Country of incorporation
	2023	2022
Jet talk Limited (“Jet-Talk”)	51%	51%	Satixfy UK	UK

f.	Russia- Ukraine war:

The Russia-Ukraine war poses indirect but unpredictable risks of disruption to the Company’s business mostly associated with its current and prospective customers which have experienced delays in deploying their satellites. Additionally, the Russia-Ukraine conflict has an adverse impact on the supply of certain commodities used in the fabrication of silicon chips (such as neon gas), of which Ukraine and Russia were significant producers. The Company's ability to mitigate the potential adverse impacts is limited, as the impacts on it are largely indirect. The effects of sanctions implemented by certain governments in response to the conflict may also adversely affect the Company’s industry, including chip supply chains, to the extent that they lead to higher energy and manufacturing costs, lower economic growth, or deferrals of investment in satellite communications technology.

As of the date of approval of this report, the Company's management has not identified any difficulties in the Company's liquidity due to the Russia-Ukraine war or a material impact on the availability of financing sources.

g.	Israel - Hamas War:

We are incorporated under the laws of the State of Israel, and our principal offices are located in Israel. Accordingly, political, economic, and geo-political instability in Israel may affect our business. Any armed conflicts, political instability, terrorism, cyberattacks or any other hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners could affect adversely our operations. Ongoing and revived hostilities in the Middle East or other Israeli political or economic factors, could harm our operations and solution development and cause any future sales to decrease.

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in extensive deaths, injuries and kidnapping of civilians and soldiers. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks. The intensity and duration of Israel’s current war is difficult to predict, as are such war’s implications on our business and operations. While none/some of our supply chains have been impacted since the war broke out on October 7, 2023, the ongoing war may create supply and demand irregularities in Israel’s economy in general or lead to macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on us and our ability to effectively conduct our operations. Moreover, we cannot predict how this war will ultimately affect Israel’s economy in general, which may involve a downgrade in Israel’s credit rating by rating agencies (such as the recent downgrade by Moody’s of its credit rating of Israel from A1 to A2, as well as the downgrade of its outlook rating from “stable” to “negative”).

In connection with the Israeli security cabinet’s declaration of war against Hamas and possible or currently occurring hostilities with other organizations, several hundred thousand Israeli military reservists were drafted to perform immediate military service. Five of our employees, none of whom are members of management, have been called to active military duty since October 7, 2023.

Some of these employees have since returned, but there can be no assurance that they will not be called to military service again. In addition, we rely on service providers located in Israel and our employees or employees of such service providers may be called for service in the current or future wars or other armed conflicts with Hamas and such persons may be absent from their positions for a period of time. As of March 28, 2024, any impact as a result of the number of absences of our personnel and personnel at our service providers or counterparties located in Israel has been manageable. However, military service call ups that result in absences of personnel from our service providers or contractual counterparties in Israel may disrupt our operations and absences for an extended period of time may materially and adversely affect our business, prospects, financial condition and results of operations.

Following the attack by Hamas on Israel’s southern border, Hezbollah in Lebanon has also launched missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns in northern Israel. In response to these attacks, the Israeli army has carried out a number of targeted strikes on sites belonging to Hezbollah in southern Lebanon. It is possible that other terrorist organizations, including Palestinian military organizations in the West Bank or the Houthis in Yemen, as well as other hostile countries, such as Iran, will join the hostilities. Such hostilities may include terror and missile attacks. Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its trading partners could adversely affect our operations and results of operations. Our commercial insurance does not cover losses that may occur as a result of events associated with war and terrorism. Although the Israeli government currently covers the reinstatement value of direct damages that are caused by terrorist attacks or acts of war, we cannot assure you that this government coverage will be maintained or that it will sufficiently cover our potential damages. Any losses or damages incurred by us could have a material adverse effect on our business. Any armed conflicts or political instability in the region would likely negatively affect business conditions and could harm our results of operations.